VALUATION AND QUALIFYING ACCOUNTS (Details) (Continuing Operations, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts, Accounts receivable
Allowance for doubtful accounts
Balance at Beginning of Period	$ 20	$ 16	$ 14
Additions Charged to Costs and Expenses	36	35	31
Deductions	34	31	29
Balance at End of Period	22	20	16
Allowance for doubtful accounts, Notes receivable
Allowance for doubtful accounts
Balance at Beginning of Period	3	2		2
Additions Charged to Costs and Expenses	1	1
Balance at End of Period	4	3		2
Income tax valuation allowance
Allowance for doubtful accounts
Balance at Beginning of Period	6		15
Additions Charged to Costs and Expenses	1
Deductions			9
Balance at End of Period	$ 7		$ 6